J.P. MORGAN RESIDENTIAL MORTGAGE ACCEPTANCE CORP. ABS-15G

Exhibit 99.1 - Schedule 1

Seller	Loan ID	Seller Loan ID	Investor Loan ID	Queue	Created Date	Last Modified Date	Finding Status	Event Level	Finding Category	Finding Sub Category	Finding Name	Reviewer Comments	Seller Comments	Finding Resolution	Finding Document	Reviewer Comp Factors	Originator Comp Factors	State	Occupancy	Loan Purpose	Refinance Purpose	Unique Finding ID	Acknowledged / Waived By	Waiver in File?
XXXXXXX	XXXXXXXXX	3158704307	Closed	2026-01-28 14:08	2026-02-09 18:50	Resolved	1 - Information	Compliance	Tolerance:Disclosure	Federal - Homeownership Counseling Disclosure Delivery	Resolved-Received email confirmation that all XXXXX loans in this review will exclude Saturday. Condition cleared. - Due Diligence Vendor-02/10/2026
Open- - Due Diligence Vendor-02/10/2026
Ready for Review-Document Uploaded. Do Not Concur.  The loan application was not achieved until XX/XX/XXXX, prior to this the XXXX XXXXXXX XXXXXXX was in talks with the customer and sent rates, etc.  In this process the 6 data pieces were gathered requiring an LE to be sent, but the customer did not decide to go ahead and apply for this loan until XX/XX/XXXX.  The approval was sent out on XX/XX/XXXX with the XXXX XXXX XXXXXXXXX Counseling notice.  Please see system snips with this information.  - Seller-02/09/2026
Counter-. - Due Diligence Vendor-02/04/2026
Counter-The HMDA summary, fraud report, initial 1003 and XXXXX loan decision doc all list XX/XX/XXXX as the application date. The doc provided to clear the condition does not state an application date. It shows the date docs were generated (XX/XX/XXXX) and printed (XX/XX/XXXX). The file also contains an Initial LE dated XX/XX/XXXX that also shows on the doc that was provided to clear the condition. If the “generated” date is the app date, then XX/XX/XXXX should be the application date.  Provide either verification of an app date of XX/XX/XXXX or verification the Counseling disclosure was provided timely. Also, provide an LOX to explain the LE package generated date of XX/XX/XXXX and LE dated XX/XX/XXXX in the file. Additional conditions may apply. - Due Diligence Vendor-02/04/2026
Open- - Due Diligence Vendor-02/04/2026
Ready for Review-Document Uploaded. Do Not Concur.  The application for this refi was not fully completed until XX/XX/XXXX and the application package disclosed timely including the Home Ownership Counseling Notice - Seller-02/02/2026
Open-The Homeownership Counseling Organization Disclosure Sent Date (XX/XX/XXXX) is more than 3 business days from the Application Date (XX/XX/XXXX). Three business days from the Application Date is (XX/XX/XXXX). Under 12 CFR 1024.20, not later than three business days after receipt of an application, or information sufficient to complete an application, the lender must provide the applicant with a clear and conspicuous written list of homeownership counseling organizations that provide relevant counseling services in the loan applicant's location. (12 CFR 1024.20) . - Due Diligence Vendor-01/28/2026
Open- - Due Diligence Vendor-01/28/2026	Ready for Review-Document Uploaded. Do Not Concur. The loan application was not achieved until XX/XX/XXXX, prior to this the Home Lending Advisor was in talks with the customer and sent rates, etc. In this process the 6 data pieces were gathered requiring an LE to be sent, but the customer did not decide to go ahead and apply for this loan until XX/XX/XXXX. The approval was sent out on XX/XX/XXXX with the Home Loan Ownership Counseling notice. Please see system snips with this information. - Seller-02/09/2026
 Ready for Review-Document Uploaded. Do Not Concur.  The application for this refi was not fully completed until XX/XX/XXXX and the application package disclosed timely including the Home Ownership Counseling Notice - Seller-02/02/2026
														Resolved-Received email confirmation that all XXXXX loans in this review will exclude Saturday. Condition cleared. - Due Diligence Vendor-02/10/2026	XXXXXXXXXX Home Ownership Couns.pdf XXXXXXXXXX Home Ownership Counseling2.pdf			CA	Investment	Refinance	Cash Out - Other	7337886	N/A	N/A
XXXXXXX	XXXXXXXXX	3158704307	Closed	2026-01-28 05:21	2026-02-04 09:35	Resolved	1 - Information	Compliance	TRID Tolerance	Insufficient Tolerance Cure (50001028)	Resolved-Received COC. Condition cleared. - Due Diligence Vendor-02/04/2026
Resolved- - Due Diligence Vendor-02/04/2026
Ready for Review-Document Uploaded. Do not Concur.  The recording fee increased due to an Affordable housing doc needing to be recorded also, this portion of the recording fee was calculated for 10% fee increase and this is where the $XX.XX cure on the Closing disclosure came from as the original recording fee of $XXX was disclosed on the initial LE and this fee was not. - Seller-02/02/2026
Open-A Lender Credit for Excess Charges of ($XX.XX), Principal Reduction for Excess Charges of ($0.00), and general or specific lender credit increases of ($0.00) were applied to the total fee variance of ($XXX.XX) between the baseline disclosure and the last Closing Disclosure. Since the lender credits and principal reduction (if applicable) are less than the total fee variance amount, they are not sufficient to cure the variance. The loan file did not contain a valid Change of Circumstance for the increase to the Recording Fee. - Due Diligence Vendor-01/29/2026
Open- - Due Diligence Vendor-01/28/2026
												Open- - Due Diligence Vendor-01/28/2026	Ready for Review-Document Uploaded. Do not Concur. The recording fee increased due to an Affordable housing doc needing to be recorded also, this portion of the recording fee was calculated for 10% fee increase and this is where the $XX.XX cure on the Closing disclosure came from as the original recording fee of $XXX was disclosed on the initial LE and this fee was not. - Seller-02/02/2026	Resolved-Received COC. Condition cleared. - Due Diligence Vendor-02/04/2026	XXXXXXXXXX Recording Fee.pdf			CA	Investment	Refinance	Cash Out - Other	7325564	N/A	N/A
XXXXXXX	XXXXXXXXX	3158704307	Closed	2026-01-28 05:21	2026-02-04 09:34	Resolved	1 - Information	Compliance	TRID Tolerance	Insufficient Tolerance Cure (50001026)	Resolved-. - Due Diligence Vendor-02/04/2026
Resolved-Received COC. Condition cleared. - Due Diligence Vendor-02/04/2026
Resolved- - Due Diligence Vendor-02/04/2026
Ready for Review-Document Uploaded. Do not Concur.  The recording fee increased due to an Affordable housing doc needing to be recorded also, this portion of the recording fee was calculated for 10% fee increase and this is where the $XX.XX cure on the Closing disclosure came from as the original recording fee of $XXX was disclosed on the initial LE and this fee was not. - Seller-02/02/2026
Open-A Lender Credit for Excess Charges of ($XX.XX), Principal Reduction for Excess Charges of ($0.00), and general or specific lender credit increases of ($0.00) were applied to the total fee variance of ($XXX.XX) between the baseline disclosure and the actual fee amounts. Since the lender credits and principal reduction (if applicable) are less than the total fee variance amount, they are not sufficient to cure the variance. Recording Fees on Final CD is $XXX. LE dated XX/XX/XXXX lists fee as $XXX. This fee is in a 0% tolerance section. Lender tolerance cure of $XXX is required. Section J reflects $XX.XX tolerance cure that is insufficient as it was applied to the tolerance cure for the Recording Fee. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.

 - Due Diligence Vendor-01/29/2026
Open- - Due Diligence Vendor-01/28/2026
												Open- - Due Diligence Vendor-01/28/2026	Ready for Review-Document Uploaded. Do not Concur. The recording fee increased due to an Affordable housing doc needing to be recorded also, this portion of the recording fee was calculated for 10% fee increase and this is where the $XX.XX cure on the Closing disclosure came from as the original recording fee of $XXX was disclosed on the initial LE and this fee was not. - Seller-02/02/2026	Resolved-. - Due Diligence Vendor-02/04/2026 Resolved-Received COC. Condition cleared. - Due Diligence Vendor-02/04/2026	XXXXXXXXXX Recording Fee.pdf			CA	Investment	Refinance	Cash Out - Other	7325563	N/A	N/A
XXXXXXX	XXXXXXXXX		3158704310	Closed	2026-01-28 01:24	2026-01-29 10:25	Acknowledged	2 - Non-Material	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Open-Audited DTI of 46.29% exceeds Guideline DTI of 43%. Loan was approved with a DTI of 46.29%. Lender provided approved exception dated prior to consummation and all lender compensating factors have been documented and validated. - Due Diligence Vendor-01/28/2026 Acknowledged- - Due Diligence Vendor-01/28/2026						IN	Investment	Refinance	No Cash Out - Borrower Initiated	7324327	Originator Pre-Close	Yes
XXXXXXX	XXXXXXXXX	3158704005	Closed	2026-02-05 12:18	2026-02-10 13:44	Resolved	1 - Information	Compliance	TRID Tolerance	Charges That In Total Cannot Increase More Than 10% Test (50001258)	Resolved-. - Due Diligence Vendor-02/10/2026
Resolved-lender provided COC to show the change in recording fees. Finding resolved.  - Due Diligence Vendor-02/09/2026
Resolved- - Due Diligence Vendor-02/09/2026
Resolved- - Due Diligence Vendor-02/09/2026
Ready for Review-Document Uploaded. Do Not Concur. Please see CIC and system snip of explanation and when XXXXX was made aware of a POA that needed to be recorded which increased 10% tolerance fees, this was disclosed on CD v5 at closing. A post closing closing disclosure was sent to the customer with a cure of $XX.XX for the overage.  $XXX for recording fees had been disclosed on LE v8 which disclosed timely on XX/XX/XXXX setting the baseline higher. - Buyer-02/09/2026
Open-The total amount of the 10% category fees on the last Closing Disclosure ($X,XXX.XX) has increased by more than 10% over the current baseline value of ($X,XXX.XX). The total amount of fees in the 10% category cannot exceed ($X,XXX.XX). The following fee(s) have either increased from their baseline disclosure or have been recently added: (Recording Fees – Mortgage/Deed of Trust, Document Preparation Fee, Unknown Fees - Non-Finance Charge). Any increase to an existing fee and/or the addition of a new fee that causes the 10% category threshold to be exceeded cannot occur unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee(s) or new fee(s). (12 CFR 1026.19(e)(3)(ii); 12 CFR 1026.19(e)(3)(iv)). The Loan Estimate, dated XX/XX/XXXX, reflects the baseline 10% fees at 110% as $X,XXX.XX. The 10% fees reflected on the (Final / Post-Closing) CD dated XX/XX/XXXX total $X,XXX.XX. Choose one: The loan file did not contain a valid COC to support the increase. No evidence of a tolerance cure was provided in file. A tolerance cure of $XXX.XX is required. Provide Letter of Explanation, Proof of Refund, Corrected PCCD, and Proof of Delivery to Borrower. - Due Diligence Vendor-02/05/2026
Open- - Due Diligence Vendor-02/06/2026
												Open- - Due Diligence Vendor-02/05/2026		Resolved-. - Due Diligence Vendor-02/10/2026 Resolved-lender provided COC to show the change in recording fees. Finding resolved. - Due Diligence Vendor-02/09/2026 Resolved- - Due Diligence Vendor-02/09/2026	XXXXXXXXXX 10 percent recording fee increase.pdf			WA	Investment	Refinance	Cash Out - Other	7472766	N/A	N/A
XXXXXXX	XXXXXXXXX	3158704005	Closed	2026-02-05 12:18	2026-02-10 13:43	Resolved	1 - Information	Compliance	TRID Tolerance	Charges That In Total Cannot Increase More Than 10% Test (50001257)	Resolved-. - Due Diligence Vendor-02/10/2026
Resolved- - Due Diligence Vendor-02/09/2026
Resolved- - Due Diligence Vendor-02/09/2026
Ready for Review-Document Uploaded. Do Not Concur. Please see CIC and system snip of explanation and when XXXXX was made aware of a POA that needed to be recorded which increased 10% tolerance fees, this was disclosed on CD v5 at closing. A post closing closing disclosure was sent to the customer with a cure of $XX.XX for the overage.  $XXX for recording fees had been disclosed on LE v8 which disclosed timely on XX/XX/XXXX setting the baseline higher. - Buyer-02/09/2026
Open-The total amount of the 10% category fees ($X,XXX.XX) has increased by more than 10% over the current baseline value of ($X,XXX.XX). The total amount of fees in the 10% category cannot exceed ($X,XXX.XX). The following fee(s) have either increased from their baseline disclosure or have been recently added: (Recording Fees – Mortgage/Deed of Trust, Document Preparation Fee, Unknown Fees - Non-Finance Charge). Any increase to an existing fee and/or the addition of a new fee that causes the 10% category threshold to be exceeded cannot occur unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee(s) or new fee(s). (12 CFR 1026.19(e)(3)(ii); 12 CFR 1026.19(e)(3)(iv)). The Loan Estimate, dated XX/XX/XXXX, reflects the baseline 10% fees at 110% as $X,XXX.XX. The 10% fees reflected on the (Final / Post-Closing) CD dated XX/XX/XXXX total $X,XXX.XX. Choose one: The loan file did not contain a valid COC to support the increase. No evidence of a tolerance cure was provided in file. A tolerance cure of $XXX.XX is required. Provide Letter of Explanation, Proof of Refund, Corrected PCCD, and Proof of Delivery to Borrower. - Due Diligence Vendor-02/05/2026
Open- - Due Diligence Vendor-02/06/2026
												Open- - Due Diligence Vendor-02/05/2026		Resolved-. - Due Diligence Vendor-02/10/2026 Resolved- - Due Diligence Vendor-02/09/2026	XXXXXXXXXX 10 percent recording fee increase.pdf			WA	Investment	Refinance	Cash Out - Other	7472767	N/A	N/A
XXXXXXX	XXXXXXXXX	3158704305	Closed	2026-02-10 13:28	2026-02-20 17:12	Resolved	1 - Information	Credit	Missing Doc	Required Documentation is Missing	Resolved-Received PITI info for REOs: XXXXXX, XXXXXX and XXXXXX. Condition cleared. - Due Diligence Vendor-02/20/2026
Ready for Review-Document Uploaded. I am confused which properties you are referring to so if I go by the final 1003 - REO 3B8, 3B9 and 3B14 are XXXXXX, XXXXXX andXXXXXX.   All of which XXXXX financed and holds the mortgage.  Since we recently completed the mortgages on XXXXXX and XXXXXX,  I've pulled the taxes and insurance from those loans.  With regards to XXXXXX,  this property is on the Customer's 1040's in the file and those documents are what is used to calculate the rental income , the 1040's includes the tax and insurance amounts so I am not sure what XXXX is asking for.   There is another CD in the file for a property located at XXXXXX,  is this the property in question?  If so,  I've provided taxes and insurance on that property as well.    If this is not what you are looking for can you please be specific on which property you need the documents for.  The customer owns approx XX properties so it would be helpful if you were more specific on your requests.   Thank you - Buyer-02/18/2026
Counter-Received 2 CDs that were already reviewed and Audit was told to refer to 1040s for 1 of the properties.  The file contained CDs for all 3 properties, with no escrows.  None of the 3 properties is listed on the 1040s Sch E. No taxes listed on the fraud report.  A XXXX doc in file is also requesting the same docs XXXX is requesting. Condition remains. - Due Diligence Vendor-02/11/2026
Ready for Review-Document Uploaded. See attached for XXXXXX and XXXXXX - with regards to XXXXXX,  please refer to the personal 1040's in the file to document the expenses  - Buyer-02/11/2026
												Open-Missing verification of Taxes and insurance for REO 3b-8, 3b-9, and 3b-14. - Due Diligence Vendor-02/10/2026		Resolved-Received PITI info for REOs: XXXXXX, XXXXXX and XXXXXX. Condition cleared. - Due Diligence Vendor-02/20/2026	XXXXXX CD.pdf XXXXXX.pdf XXXXXX insurance.pdf Data tree report XXXXXX.pdf XXXXXX tax cert.pdf Insurance XXXXXX.pdf XXXXXX insurance.pdf XXXXXX taxes title schedule B.pdf tax bill XXXXXX.pdf tax bill XXXXXX.pdf			CA	Investment	Purchase	NA	7543494	N/A	N/A